General company information (Details) - 1 months ended Jul. 31, 2020 - Follow-on public offering - Common shares - Major purchases of assets € / shares in Units, € in Millions	$ / shares	EUR (€) € / shares shares
General company information
Number of common shares issued (in shares)		3,500,000
Public offering price (in dollars per share) | (per share)	$ 14.00	€ 12.71
Selling shareholders
General company information
Number of common shares issued (in shares)		1,500,000
The Company
General company information
Number of common shares issued (in shares)		2,000,000
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €		€ 22